Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	1-14323
Entity Registrant Name	ENTERPRISE PRODUCTS PARTNERS L.P.
Entity Central Index Key	0001061219
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	76-0568219
Entity Address, Address Line One	1100 Louisiana Street, 10th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	381-6500
Title of 12(b) Security	Common Units
Trading Symbol	EPD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false